Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	$ 60,196	$ 71,933	$ 80,615
Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	182,559	201,141	197,886
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	$ (122,363)	$ (129,208)	(117,271)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life years	26 years	26 years
Remaining depreciation years	14 years	15 years
Net Balance	$ 28,653	$ 32,648	36,653
Buildings [member] | Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	61,920	75,719	73,312
Buildings [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	(33,267)	(43,071)	(36,658)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	2,319	3,548	3,507
Land [member] | Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	$ 2,319	$ 3,548	3,506
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life years	6 years	6 years
Remaining depreciation years	3 years	4 years
Net Balance	$ 19,312	$ 23,798	27,650
Equipment [member] | Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	82,885	85,835	85,404
Equipment [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	(63,573)	(62,037)	(57,754)
Other [member]. | Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	35,435	36,039	35,664
Other [member]. | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	$ (25,523)	$ (24,100)	(22,859)
Others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life years	14 years	14 years
Remaining depreciation years	8 years	9 years
Net Balance	$ 9,912	$ 11,939	$ 12,805
Others [member] | Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	35,435	36,039
Others [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	$ (25,523)	$ (24,100)